INVESTMENT LOSS (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	May 27, 2015	Nov. 22, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment loss [Line Items]
Investment loss				$ 1.3
Proceeds from sale of disposal			58.5	0.0
Total consideration			0.0	(1.3)	0.0
Nantong Hanwha PV-Tech Energy Co., Ltd. [Member]
Investment loss [Line Items]
Investment loss			0.0	(1.6)	0.0
Proceeds from sale of disposal	$ 1.0
Hanwha Solar Australia Pty Ltd. [Member]
Investment loss [Line Items]
Investment loss			$ 0.0	$ 0.3	$ 0.0
Proceeds from sale of disposal		$ 0.3